SEGMENT AND GEOGRAPHIC INFORMATION - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Financial assets at fair value through other comprehensive income		$ 0
Non-current restricted cash and cash equivalents	$ 0	$ 4,400,000